INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale transactions (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ 4,664,694	$ 7,380,221
Net balance presented in the statement of financial position	4,664,694	7,380,221
Financial instruments as collateral	(4,664,694)	(7,380,221)
Securities purchased under resale agreements presented as cash and cash equivalents	5,722,948	7,840,926
Securities purchased under resale agreements presented as other assets	2,218	9,590
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	5,725,166	7,850,516
Net balance presented in the statement of financial position	5,725,166	7,850,516
Financial instruments as collateral	(5,725,166)	(7,850,516)
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(1,060,472)	(470,295)
Net balance presented in the statement of financial position	(1,060,472)	(470,295)
Financial instruments as collateral	$ 1,060,472	$ 470,295